Impairment of non-current assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment of non-current assets
Impairment loss	$ (2,098,333)	$ (287,999)	$ (33,351)
Exploration and Production
Impairment of non-current assets
Impairment loss	(2,741,092)	(890,248)	438,020
Refining and Petrochemicals
Impairment of non-current assets
Impairment loss	1,482,444	1,096,021	(305,466)
Transportation and Logistics
Impairment of non-current assets
Impairment loss	(630,134)	(406,229)	(165,901)
Electric power transmission and toll roads concessions
Impairment of non-current assets
Impairment loss	(209,551)	(87,543)	(4)
Property, plant, and equipment | Financial statement segment
Impairment of non-current assets
Impairment loss	205,780	399,218	(281,132)
Natural and environmental resources | Financial statement segment
Impairment of non-current assets
Impairment loss	(2,153,532)	(623,074)	364,127
Investment in joint ventures and associates | Financial statement segment
Impairment of non-current assets
Impairment loss	(7,987)	(2,092)	(84,502)
Right of use assets | Financial statement segment
Impairment of non-current assets
Impairment loss	(26,063)	(10,785)	(31,783)
Other non-current assets | Financial statement segment
Impairment of non-current assets
Impairment loss	$ (116,531)	$ (51,266)	$ (61)